SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Annual rates of depreciation) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life of the asset	0 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful life of the asset	10 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life of the asset	14 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Useful life of the asset	7 years
Computer equipment
Property, Plant and Equipment [Line Items]
Useful life of the asset	3 years